Other equity - Summary of Foreign Currency Translation Reserve (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Total equity
Beginning balance	₨ 78,848	₨ 81,844
Ending balance	64,745	78,848
Reserve of exchange differences on translation
Total equity
Beginning balance	12	(2)
Exchange differences on translation of foreign operations	(2)	14
Ending balance	₨ 10	₨ 12